Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange [Line Items]
Carrying amount		$ 9,375	$ 10,735
Quoted fair value		9,623	15,397
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange [Line Items]
Carrying amount	[1]		4,867
Quoted fair value	[1]		5,854
Elbit Imaging [Member]
Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange [Line Items]
Carrying amount	[2]		723
Quoted fair value	[2]		$ 974

[1]	Gix Internet is consolidated since February 28, 2022 (note 4F).
[2]	Elbit Imaging investment was accounted for as assets at fair value through profit or loss since October 18, 2022 (note 4J).